Investor Class Prospectus | MegaTrends Fund | Investors Class Shares
MegaTrends Fund
Investment Objective
The MegaTrends Fund's primary objective is to seek long-term capital appreciation and its secondary objective is earning income.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class Prospectus MegaTrends Fund Investors Class Shares
Maximum sales charge	none
Redemption fee (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less)	0.05%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Investor Class Prospectus MegaTrends Fund Investors Class Shares
Management fee	0.73%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	2.16%
Total annual fund operating expenses	3.14%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

If you redeem your shares:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class Prospectus MegaTrends Fund Investors Class Shares	327	979	1,655	3,458

If you do not redeem your shares:
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class Prospectus MegaTrends Fund Investors Class Shares	317	969	1,645	3,448

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. The fund had a portfolio turnover rate of 398% for the fiscal year ended December 31, 2012.

Principal Investment Strategies

The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price" (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

In selecting securities for the MegaTrends Fund, the Adviser makes "top-down" market allocations by identifying significant long-term "megatrends" in the global economy. Megatrends are usually defined by substantial and sustainable growth that occurs over a multi-year timeframe. Megatrends are often created by government policies, technological innovations, significant changes in supply/demand dynamics, or other formerly slow-evolving patterns.

The Adviser's "bottom-up" stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, cash flow and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations.

Under normal market conditions, the MegaTrends Fund will invest in equity and equity-related securities of companies of all sizes from all areas of the world. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs).

The fund also may purchase call and put options, and enter into covered option writing transactions. In addition, the fund may invest up to 15% of its net assets in illiquid securities.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions.

Principal Risks

•  Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

•  Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

•  Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. The Adviser could be incorrect in its analysis of industries, companies and the relative attractiveness of growth and value stocks and other matters.

•  Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

•  Sector Risk. The fund may invest a significant amount of its assets in certain sectors, which exposes the fund to greater market risk than if the fund diversified its assets among various sectors.

•  Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

•  Options Risk. Investing in options, LEAPS (an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities

•  Illiquidity Risk. Illiquid securities are those securities that cannot be disposed of in seven days or less at approximately the value at which a fund carries them on its balance sheet. These investments may involve a high degree of business and financial risk.

Performance Information

The following bar chart and table show the volatility of the fund's Investor Class share returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of a broad-based securities market index. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling 1-800-873-8637.

On October 1, 2007, the Adviser took over the day-to-day management of the fund from the previous subadviser, and on December 12, 2012, the investment strategy was changed. Consequently, prior period performance may have been different if the Adviser had been managing the fund or if the investment strategy's focus had not changed.

Annual Total Returns (as of December 31 each year) MegaTrends Fund

Best quarter shown in the bar chart above: 26.76% in the second quarter of 2009. Worst quarter shown in the bar chart above: (26.59)% in the third quarter of 2008.
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Returns Investor Class Prospectus MegaTrends Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investors Class Shares	5.67%	(7.44%)	4.47%
Investors Class Shares After Taxes on Distributions	5.72%	(7.41%)	4.18%
Investors Class Shares After Taxes on Distributions and Sale of Fund Shares	3.89%	(6.12%)	3.98%
Investors Class Shares S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.09%

After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.